Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,493,924.62
Previously Paid Amount	0.00
Total Fee Amount	2,692.11
Total Offset Amount	0.00
Net Fee	$ 2,692.11
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A